Convertible Debentures - Summary of Components of Convertible Debentures (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Components Of Convertible Debentures [Line Items]
Interest expense associated with liability	$ 5,740,346	$ 4,410,206	$ 2,130,247
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member]
Detailed Information About Components Of Convertible Debentures [Line Items]
Proceeds from issue of convertible debentures	11,328,870
Fair value Fair value adjustments (Note 23)adjustments (Note 11(c))	1,615,102
Total fair value of convertible debentures	12,943,972
Less: fair value of embedded derivative	(5,060,776)
Less: transaction costs	(660,604)
Carrying value of liability at inception	7,222,592
Interest expense associated with liability	813,615
Debt extinguishment, including interest payable	(7,735,230)
Foreign exchange adjustments	(224,286)
Convertible debentures, gross carrying value	76,691
Less: accrued interest included in accrued liabilities	(7,657)
Carrying value of liability at end of period	$ 69,034	$ 7,222,592